Schedule of Federal and State Components of Income Tax Expense (Benefit) (Details) - USD ($) $ in Thousands	4 Months Ended	8 Months Ended	12 Months Ended
	Dec. 31, 2014	Aug. 31, 2014	Dec. 31, 2015	Dec. 31, 2013
Income Tax Contingency [Line Items]
Current Federal Tax Expense (Benefit)	$ 50,987		$ 11,523
Current State and Local Tax Expense (Benefit)	9,116		4,182
Current Income Tax Expense (Benefit)	60,103		15,705
Deferred Federal Income Tax Expense (Benefit)	21,982		16,216
Deferred State and Local Income Tax Expense (Benefit)	(2,541)		19,768
Deferred income tax expense (benefit)	19,441		35,984
Income Tax Expense (Benefit)	$ 79,544		$ 51,689
Predecessor [Member]
Income Tax Contingency [Line Items]
Current Federal Tax Expense (Benefit)		$ (15)		$ 68
Current State and Local Tax Expense (Benefit)		252		302
Current Income Tax Expense (Benefit)		237		370
Deferred Federal Income Tax Expense (Benefit)		(19)		70
Deferred income tax expense (benefit)		(19)		70
Income Tax Expense (Benefit)		$ 218		$ 440